Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease agreement commencement date	2014-04-01
Lease agreement maturity date	Mar. 31, 2019
Approximate monthly base rent	$ 9,000
Annual increase in base rent percentage	3.00%
Operating lease expenses	$ 107,500	$ 62,900